Condensed Statements Of Changes In Stockholders Equity - USD ($)	Total	Common Class A [Member]	Common Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings /(Accumulated Deficit) [Member]
Beginning balance at Apr. 25, 2016	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning balance, Shares at Apr. 25, 2016		0	0
Class A common stock issued	25,000		$ 1,725	23,275
Class A common stock issued, Shares			17,250,000
Professional fees paid by GS Sponsor LLC on behalf of the Company	303,418			303,418
Net income (loss)	(303,418)				(303,418)
Ending balance at Dec. 31, 2016	25,000		$ 1,725	326,693	(303,418)
Ending balance, Shares at Dec. 31, 2016			17,250,000
Net income (loss)	(1,276)				(1,276)
Ending balance at Dec. 31, 2017	23,724		$ 1,725	326,693	(304,694)
Ending balance, Shares at Dec. 31, 2017			17,250,000
Class A common stock issued	690,000,000	$ 6,900		689,993,100
Class A common stock issued, Shares		69,000,000
Private Placement Warrants issued	15,800,000			15,800,000
Accretion for Class A common stock to redemption amount	(38,942,949)			(38,942,949)
Change in Class A common stock subject to possible redemption	664,562,652	$ (6,610)		(664,556,042)
Change in Class A common stock subject to possible redemption, shares		(66,095,174)
Net income (loss)	2,681,879				2,681,879
Ending balance at Sep. 30, 2018	5,000,002	$ 290	$ 1,725	2,620,802	2,377,185
Ending balance, Shares at Sep. 30, 2018		2,904,826	17,250,000
Beginning balance at Dec. 31, 2017	23,724		$ 1,725	326,693	(304,694)
Beginning balance, Shares at Dec. 31, 2017			17,250,000
Class A common stock issued	28,046,280	$ 280		28,046,000
Class A common stock issued, Shares		2,804,628
Private Placement Warrants issued	15,800,000			15,800,000
Warrants attached to Class A common stock net of offering costs	8,302,250			8,302,250
Accretion for Class A common stock to redemption amount	(53,148,372)			(53,148,372)
Change in Class A common stock subject to possible redemption	945,370	$ 9		945,361
Change in Class A common stock subject to possible redemption, shares		94,537
Net income (loss)	5,030,748				5,030,748
Ending balance at Dec. 31, 2018	5,000,001	$ 290	$ 1,725	271,932	4,726,054
Ending balance, Shares at Dec. 31, 2018		2,899,165	17,250,000
Beginning balance at Sep. 30, 2018	5,000,002	$ 290	$ 1,725	2,620,802	2,377,185
Beginning balance, Shares at Sep. 30, 2018		2,904,826	17,250,000
Net income (loss)	2,348,869
Ending balance at Dec. 31, 2018	5,000,001	$ 290	$ 1,725	271,932	4,726,054
Ending balance, Shares at Dec. 31, 2018		2,899,165	17,250,000
Accretion for Class A common stock to redemption amount	(8,475,243)			(1,181,060)	(7,294,183)
Change in Class A common stock subject to possible redemption	209,130	$ 2		209,128
Change in Class A common stock subject to possible redemption, shares		20,913
Proceeds from sponsor commitment	700,000			$ 700,000
Net income (loss)	7,566,113				7,566,113
Ending balance at Sep. 30, 2019	$ 5,000,001	$ 292	$ 1,725		$ 4,997,984
Ending balance, Shares at Sep. 30, 2019		2,920,078	17,250,000